Long-Term Debt - Additional Information - $240 Million Secured Loan Facility (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Line of credit facility expiration date		Dec. 31, 2018
Minimum liquidity of Partnership			$ 17,000,000
Minimum EBITDA to interest ratio		250.00%
Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership			$ 1,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility	$ 20,000,000
240 Million Secured Loan Facility [Member]
Debt Instrument [Line Items]
Minimum liquidity of Partnership		$ 17,000,000
Minimum book equity ratio for Partnership		30.00%
Minimum EBITDA to interest ratio		250.00%
240 Million Secured Loan Facility [Member] | Vessel Acquired [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership		$ 1,000,000
240 Million Secured Loan Facility [Member] | Vessel Owned [Member]
Debt Instrument [Line Items]
Increase in minimum liquidity of partnership		$ 1,500,000
240 Million Secured Loan Facility [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Senior secured credit facility	20,000,000
Long term debt interest rate description		LIBOR plus a fixed margin of 2.125%
Long term debt interest rate percentage		2.125%
Line of credit facility commitment fee percentage		40.00%
Line of credit facility expiration date		Jun. 30, 2019
240 Million Secured Loan Facility [Member] | First Two Years [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		110.00%
240 Million Secured Loan Facility [Member] | Third and Fourth Years [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		120.00%
240 Million Secured Loan Facility [Member] | Thereafter [Member] | Windsor Knutsen Bodil Knutsen Carmen Knutsen [Member]
Debt Instrument [Line Items]
Market value percentage of secured loan facility outstanding balance		125.00%
240 Million Secured Loan Facility [Member] | Senior Term Loan [Member]
Debt Instrument [Line Items]
Senior secured credit facility	240,000,000
240 Million Secured Loan Facility [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Senior secured credit facility	220,000,000
Long term debt interest rate description		LIBOR plus a margin of 2.125%
Long term debt interest rate percentage		2.125%
Line of credit facility expiration date		Jun. 30, 2019
Line of credit facility expiration period		5 years
10.5 Million Seller's Credit [Member]
Debt Instrument [Line Items]
Repayment of existing credit facility	$ 10,500,000